COLUMBIA FUNDS SERIES TRUST I

Columbia Real Estate Equity Fund

Columbia Small Cap Growth Fund I

(Each a “Fund” and together the “Funds”)

Supplement to the Statement of

Additional Information dated January 1, 2008

The following is added to the section ABOUT THE FUNDS’ INVESTMENTS – Fundamental and Non-Fundamental Investment Policies - Non-Fundamental Investment Policies under each Fund’s heading:

2.	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Columbia Disciplined Value Fund

Columbia Large Cap Growth Fund

(Each a “Fund” and together the “Funds”)

Supplement to the Statement of

Additional Information dated March 31, 2008

The following is added as the fifth paragraph in the section ABOUT THE FUNDS’ INVESTMENTS – Fundamental and Non-Fundamental Investment Policies - Non-Fundamental Investment Policies in the Funds’ Statement of Additional Information.

Disciplined Value Fund and Large Cap Growth Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

Columbia Emerging Markets Fund

Columbia Select Large Cap Growth Fund

Columbia Value and Restructuring Fund

(Each a “Fund” and together the “Funds”)

Supplement to the Statement of

Additional Information dated August 1, 2008

The first two paragraphs in the section ABOUT THE FUNDS’ INVESTMENTS – Fundamental Investment Policies - in the Funds’ Statement of Additional Information, with respect to the Funds, are deleted in their entirety and replaced with the following:

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

With respect to the Funds, the following is added immediately after the section ABOUT THE FUNDS’ INVESTMENTS – Fundamental and Non-Fundamental Investment Policies - Fundamental Investment Policies:

Non-Fundamental Investment Policies

1.	Emerging Markets Fund, Select Large Cap Growth Fund and Value and Restructuring Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

INT-50/156102-0908	September 19, 2008